Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2020	December 31, 2021
Interest rate swap contracts	Long-term assets – Derivatives	-	210,113
Total derivative assets		-	210,113
Interest rate swap contracts	Current liabilities – Derivatives	322,123	289,430
FFA contract	Current liabilities– Derivatives	134,010	-
Interest rate swap contracts	Long-term liabilities – Derivatives	393,899	-
Total derivative liabilities		850,032	289,430

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
Interest rate swap contracts– Unrealized (loss) / gain	Gain / (loss) on derivatives, net	(309,854)	(411,849)	636,705
Interest rate swap contracts - Realized gain / (loss)	Gain / (loss) on derivatives, net	17,646	(128,556)	(301,905)
FFA contracts – Change in fair value	Gain / (loss) on derivatives, net	-	(134,010)	134,010
FFA contracts and bunker swap contracts– Realized gain / (loss)	Gain / (loss) on derivatives, net	789,028	(115,944)	(4,234,429)
Total gain / (loss) on derivatives, net		496,820	(790,359)	(3,765,619)